Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Write-offs of inventories	$ 39	$ 122	$ 144
Provision due to sale / disposal of inventories	$ 129